Note 2 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
NOTE
2
– SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information and with the instructions to Form
10Q
and Article of Regulation S-
X.
Accordingly, they do
not
include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management's opinion however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The results for the interim period are not
necessarily indicative of the results to be expected for the full year.

    Cash

The
Company considers highly liquid financial instruments purchased with a maturity of three
months or less to be cash equivalents. As of
September 30, 2017
and
December 31, 2016
and
2015,
there were
no
cash and cash equivalents for the company.

From
time to time, we
may
maintain bank balances in interest bearing accounts in excess of the
$250,000
currently insured by the Federal Deposit Insurance Corporation for interest bearing accounts (there is currently no
insurance limit for deposits in noninterest bearing accounts). We have not
experienced any losses with respect to cash. Management believes our Company is not
exposed to any significant credit risk with respect to its cash.

Segmented Reporting

FASB ASC
280,
“Disclosure about Segments of an Enterprise and Related Information”, changed the way public companies report information about segments of their business in their quarterly reports issued to shareholders. It also requires entity-wide disclosures about the products and services the entity provides, the material countries in which it holds assets and reports revenues and its major customers.

Comprehensive Loss

“Reporting Comprehensive Income,” establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at
September 30, 2017,
the Company had
no
items that represented a comprehensive loss and, therefore, did not
include a schedule of comprehensive loss in the financial statements.

Use of Estimates and Assumptions

In preparing financial statements in conformity with generally accepted accounting principles in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities in the balance sheet and revenue and expenses in the statement of operations. The accounting estimates that require our significant, difficult, and subjective judgments include:

●	the assessment of recoverability of long lived assets;
●	the valuation of derivative instruments; and
●	the valuation and recognition of share-based compensation.

Actual results
may
differ from those estimates and such differences
may
be material to the financial statements. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions.

Fair Value of Financial Instruments

The
Company follows guidance for accounting for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. Additionally, the Company adopted guidance for fair value measurement related to nonfinancial items that are recognized and disclosed at fair value in the financial statements on a nonrecurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to measurements involving significant unobservable inputs (Level
3
measurements). The
three
levels of the fair value hierarchy are as follows:

•
     Level I inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•
     Level
2
inputs are inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly.

•
     Level
3
inputs are unobservable inputs for the asset or liability.

The
level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Development Stage Company

The Company is a development stage company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
915.
The Company
’s planned principal operations have
not
fully commenced. Organizational and offering costs are, and will be, expensed as and when they are incurred.

Management plans to seek funding from its shareholders and other qualified investors to pursue its business plan.

Revenue recognition

According to ASC
605,
the Company recognizes revenue when persuasive evidence of an arrangement exists, the service is performed or delivery has occurred, the price is fixed or determinable, and collectability is probable.

Advertising

We
expense advertising costs as incurred. During the Year ended
December 31, 2016
and
2015
the Company incurred
no
advertising and promotion expenses. We have
no
existing arrangements under which we provide or receive advertising services from others for any consideration other than cash.

Loss per Common Share

The basic earnings (loss) per share is calculated by dividing the Company
’s net income available to common shareholders by the weighted average number of common shares during the period. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. Diluted earnings (loss) per share are the same as basic earnings (loss) per share due to the lack of dilutive items in the Company.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes.
 The asset and liability method requires that the current or deferred tax consequences of all events recognized in the financial statements are measured by applying the provisions of enacted tax laws to determine the amount of taxes payable or refundable currently or in future years. Deferred tax assets are reviewed for recoverability and the Company records a valuation allowance to reduce its deferred tax assets when it is more likely than not
that all or some portion of the deferred tax assets will
not
be recovered.

In
July 2006,
the FASB issued guidance that clarified the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not
to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty
percent likely of being realized upon ultimate settlement. Company management believes that it had no
material uncertain tax positions at
December 31 2016
and
2015
and
September 30, 2017.

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances and tax loss carry- forwards. Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

Stock-based Compensation

The Company follows ASC
718
-
10,
"Stock Compensation", which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC
718
-
10
is a revision to SFAS
No.
123,
"Accounting for Stock-Based Compensation," and supersedes Accounting Principles Board ("APB") Opinion
No.
25,
"Accounting for Stock Issued to Employees," and its related implementation guidance. ASC
718
-
10
requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized. The Company has not
adopted a stock option plan and has
not
granted any stock options. As at
September 30, 2017
the Company had
not
adopted a stock option plan
nor
had it granted any stock options. Accordingly
no
stock-based compensation has been recorded to date.

Concentration of Credit Risk

The Company maintains its cash with a major financial institution located in the United States of America which it believes to be credit worthy.
  Balances are insured by the Federal Deposit Insurance Corporation up to
$250,000.
  At times, the Company maintains balances in excess of the federally insured limits.

Risks and Uncertainties

The Company has a limited operating history and has
not
generated revenue to date. The Company's business and operations are sensitive to general business and economic conditions in the U.S. and worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the U.S. and world economy. A host of factors beyond the Company's control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions, including recession, downturn or otherwise, and could have a material adverse effect on the Company's financial condition and the results of its operations.

In addition, the Company will compete with many companies that currently have extensive and well-funded projects, marketing and sales operations as well as extensive human capital. Our company may
be unable to compete successfully against these companies. The Company's industry is characterized by rapid changes in technology and market demands. As a result, the Company's products, services, and/or expertise may
become obsolete and/or unmarketable. The Company's future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance our current products and services. Further, the Company's products and services must remain competitive with those of other companies with substantially greater resources.

Recent Accounting Pronouncements

In
June 2014,
the FASB issued ASU
2014
-
10,
Development Stage Entities (Topic
915
): Elimination of Certain Financial Reporting Requirements. ASU
2014
-
10
eliminates the distinction of a development stage entity and certain related disclosure requirements, including the elimination of inception-to-date information on the statements of operations, cash flows and stockholders' equity. The amendments in ASU
2014
-
10
will be effective prospectively for annual reporting periods beginning after
December 15, 2014,
and interim periods within those annual periods, however early adoption is permitted. The Company adopted ASU
2014
-
10
during the quarter ended
September 30, 2014,
thereby
no
longer presenting or disclosing any information required by Topic
915.

The FASB issued ASU
2014
-
15
on
August 27, 2014,
providing guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one
year of the date the financial statements are issued. An entity must provide certain disclosures if “conditions or events raise substantial doubt about [the] entity’s ability to continue as a going concern.” The ASU applies to all entities and is effective for annual periods ending after
December 15, 2016,
and interim periods thereafter, with early adoption permitted.

In
November 2014,
the FASB issued ASU
2014
-
16,
Derivatives and Hedging (Topic
815
): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity. The amendments in ASU
2014
-
16
clarifies how current U.S. GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. The amendments clarify that an entity should consider all relevant terms and features, including the embedded derivative feature being evaluated for bifurcation, in evaluating the nature of the host contract. The amendments in this standard are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2015.
We are evaluating the effect, if any; adoption of ASU
No.
2014
-
16
will have on our consolidated financial statements.

In
August 2016,
the FASB issued ASU
2016
-
15,

Statement of Cash Flows (Topic
230
), Classification of Certain Cash Receipts and Cash Payments
.  The update provides guidance for how certain cash receipts and cash payments are to be presented on the statement of cash flows.  ASU
2016
-
15
will be effective for the Company beginning the
first
quarter of fiscal
2018.
  Early adoption is permitted. ASU
2016
-
15
is to be adopted using the retrospective transition method, unless it is impracticable, in which case it can be applied prospectively as of the earliest practical date. The Company does not
expect the adoption of ASU
2016
-
15
to have a significant impact on the disclosure or cash flow presentation in our consolidated financial statements.

In
May 2017,
the FASB issued ASU
2017
-
09,

Compensation - Stock Compensation (Topic
718
): Scope of Modification Accounting
, which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC Topic
718.
Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. ASU
2017
-
09
 will be effective for the Company for the fiscal year ended
June 30, 2019
and interim reporting periods within that year. Early adoption is permitted. The Company expects the adoption of this guidance will not
have a material effect on the Company’s consolidated financial statements.

The Company has implemented all new accounting pronouncements that are in effect and that may
impact its financial statements and does
not
believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.